REVENUE - Revenue with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of revenue from contracts with customers [Abstract]
Revenue	$ 1,815.4	$ 1,561.0